FAIR VALUE MEASUREMENTS - Activity within Level 3 of the fair value hierarchy, our liabilities carried at fair value (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Activity within Level 3 of the fair value hierarchy, our liabilities carried at fair value
Fair value of warrant issued in Private Placement Offering	$ 4,900
Derivative Liability
Activity within Level 3 of the fair value hierarchy, our liabilities carried at fair value
Fair value of the derivative liabilities	(1,460)
Total change in the liability included in earnings	(3,391)
Reclass from liability to equity	$ 4,851